Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Bankers Healthcare Group, LLC (the “Company”)

Truist Securities, Inc. (the “Structuring Agent”)

Goldman Sachs & Co. LLC

Capital One Securities, Inc.

Regions Securities LLC

FHN Financial Securities Corp.

BMO Capital Markets Corp.

(together, the “Specified Parties”)

Re: BHG Securitization Trust 2024-1CON – Data File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “BHG ABS 2024-1CON AUP Tape 01082024.xlsx,” provided by the Company on January 8, 2024, containing information on 2,220 unsecured consumer loans (the “Loans”) as of January 7, 2024 (the “Initial Data File”), and (ii) an electronic data file entitled “BHG ABS 2024-1CON AUP Tape v2 02232024.xlsx,” provided by the Company on February 23, 2024, containing information on 465 additional Loans as of February 21, 2024 (the “Incremental Data File,” and together with the Initial Data File, the “Data File”), which we were informed are intended to be included as collateral in the offering by BHG Securitization Trust 2024-1CON. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Loan Agreement” means the following information provided by the Company: Financing Agreement, Loan Summary, Cash Flow Calculation, Application for Credit, Credit Report, and/or Verification of Funding.

1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Documents” means the following information sources provided by the Company:

–	Loan Agreement

–	Promissory Note

The Loan Documents were represented by the Company to be either the original Loan Documents, a copy of the original Loan Documents, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Loan Documents by the borrower.

•

The term “Company’s Asset System Files” means two (2) electronic data files entitled “BHG ABS 2024-1CON Asset System File 01092024.xlsx” and “BHG ABS 2024-1CON Asset System File v2 02232024.xlsx,” provided by the Company on January 9, 2024, and February 23, 2024, respectively, containing: ApplicationNum, RiskGrade, DTI, Income, FICO, APR, yearsinindustry, Industry, Specialty, AcquisitionChannel, PastDueDays, Balance, UCCFlag, RepeatBorrower, DeferralEndDate, FundDate, and TermRemaining for the Selected Loans (defined below) from the Company’s asset system of record.

•	The term “Provided Information” means the Loan Documents and Company’s Asset System Files.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.

We randomly selected a sample of (i) 150 Loans from the Initial Data File, and (ii) 10 Loans from the Incremental Data File for a total of 160 Loans (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Initial Data File or Incremental Data File.

B.

For each Selected Loan, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Provided Information. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Data File to the Provided Information for each of the attributes identified constituted an exception.

The Provided Information is listed in the order of priority.

Attribute	Provided Information
ApplicationNum	Loan Agreement, Promissory Note, Company’s Asset System Files

LoanType	Loan Agreement, Promissory Note

TotalFinanceAmount	Loan Agreement, Promissory Note

Term	Loan Agreement, Promissory Note

Rate	Loan Agreement, Promissory Note

Payment	Loan Agreement, Promissory Note

FirstPaymentDate	Loan Agreement, Promissory Note

RiskGrade	Company’s Asset System Files

DTI	Loan Agreement, Promissory Note, Company’s Asset System Files

Attribute	Provided Information
guarantorstatecode	Loan Agreement, Promissory Note

Income	Loan Agreement, Promissory Note, Company’s Asset System Files

FICO	Loan Agreement, Promissory Note, Company’s Asset System Files

APR	Loan Agreement, Promissory Note, Company’s Asset System Files

yearsinindustry	Company’s Asset System Files

Industry	Company’s Asset System Files

Specialty	Company’s Asset System Files

AcquisitionChannel	Company’s Asset System Files

PastDueDays	Company’s Asset System Files

Balance	Company’s Asset System Files

UCCFlag	Company’s Asset System Files

RepeatBorrower	Company’s Asset System Files

DeferralEndDate	Company’s Asset System Files

FundDate	Company’s Asset System Files

TermRemaining	Company’s Asset System Files

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

Irvine, California

February 28, 2024

Exhibit A

The Selected Loans

Selected	Loan	Selected	Loan	Selected	Loan
Loan	Application	Loan	Application	Loan	Application
Number	Number	Number	Number	Number	Number
1	xxx04619	31	xxx72484	61	xxx52449
2	xxx38372	32	xxx11152	62	xxx70329
3	xxx15141	33	xxx80980	63	xxx45125
4	xxx18725	34	xxx83391	64	xxx81045
5	xxx80534	35	xxx09135	65	xxx45110
6	xxx02936	36	xxx69910	66	xxx21059
7	xxx07315	37	xxx78150	67	xxx17318
8	xxx26751	38	xxx19278	68	xxx89880
9	xxx60990	39	xxx58707	69	xxx60045
10	xxx25092	40	xxx26744	70	xxx35425
11	xxx00463	41	xxx34393	71	xxx74836
12	xxx17641	42	xxx11280	72	xxx19694
13	xxx20037	43	xxx28712	73	xxx13520
14	xxx47725	44	xxx30775	74	xxx81846
15	xxx16153	45	xxx82313	75	xxx84318
16	xxx09909	46	xxx38862	76	xxx79409
17	xxx44082	47	xxx29033	77	xxx18215
18	xxx37861	48	xxx51723	78	xxx41171
19	xxx53332	49	xxx76505	79	xxx75988
20	xxx16182	50	xxx23797	80	xxx16779
21	xxx33789	51	xxx36367	81	xxx23732
22	xxx86788	52	xxx14913	82	xxx62771
23	xxx79421	53	xxx37506	83	xxx71947
24	xxx72216	54	xxx26251	84	xxx57986
25	xxx03846	55	xxx02914	85	xxx34330
26	xxx39152	56	xxx82884	86	xxx16094
27	xxx29902	57	xxx66512	87	xxx37750
28	xxx19269	58	xxx02705	88	xxx42503
29	xxx13163	59	xxx31971	89	xxx30867
30	xxx46571	60	xxx40446	90	xxx62139

A-1

Selected		Selected		Selected	Loan
Loan	Loan Application	Loan	Loan Application	Loan	Application
Number	Number	Number	Number	Number	Number
91	xxx37264	121	xxx47353	151	xxx49347
92	xxx36217	122	xxx19800	152	xxx50292
93	xxx04768	123	xxx12251	153	xxx50579
94	xxx05582	124	xxx04701	154	xxx54420
95	xxx45590	125	xxx77361	155	xxx60519
96	xxx05674	126	xxx48408	156	xxx63561
97	xxx77921	127	xxx23135	157	xxx64275
98	xxx84084	128	xxx36734	158	xxx67937
99	xxx16203	129	xxx22901	159	xxx69151
100	xxx23629	130	xxx77249	160	xxx75145
101	xxx57173	131	xxx19303
102	xxx26889	132	xxx53365
103	xxx14454	133	xxx12809
104	xxx37404	134	xxx23174
105	xxx25485	135	xxx40684
106	xxx44478	136	xxx01577
107	xxx05493	137	xxx12341
108	xxx16302	138	xxx38035
109	xxx09508	139	xxx11584
110	xxx34702	140	xxx81667
111	xxx75561	141	xxx78483
112	xxx17663	142	xxx82560
113	xxx43784	143	xxx47365
114	xxx51474	144	xxx46352
115	xxx53679	145	xxx27634
116	xxx30762	146	xxx77887
117	xxx04048	147	xxx34087
118	xxx19171	148	xxx22515
119	xxx34519	149	xxx27388
120	xxx16744	150	xxx24132

A-2